Quarterly Holdings Report
for
Fidelity Freedom® 2060 Fund
December 31, 2023
F60-NPRT3-0224
1.9858339.109
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.27% to 5.4% 1/25/24 to 3/28/24 (b) (Cost $8,682,549)	8,720,000	8,684,068

Domestic Equity Funds - 49.6%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	8,297,365	89,362,619
Fidelity Series Blue Chip Growth Fund (c)	15,874,017	247,952,152
Fidelity Series Commodity Strategy Fund (c)	354,355	32,823,932
Fidelity Series Growth Company Fund (c)	23,774,302	462,885,658
Fidelity Series Intrinsic Opportunities Fund (c)	8,514,847	92,215,788
Fidelity Series Large Cap Stock Fund (c)	22,268,725	435,130,879
Fidelity Series Large Cap Value Index Fund (c)	9,259,560	136,300,725
Fidelity Series Opportunistic Insights Fund (c)	14,502,665	273,520,256
Fidelity Series Small Cap Core Fund (c)	65,772	739,933
Fidelity Series Small Cap Discovery Fund (c)	3,371,883	39,383,594
Fidelity Series Small Cap Opportunities Fund (c)	10,071,875	139,999,064
Fidelity Series Stock Selector Large Cap Value Fund (c)	23,297,972	304,271,518
Fidelity Series Value Discovery Fund (c)	18,131,816	269,801,420
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,287,967,001)		2,524,387,538

International Equity Funds - 41.6%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	9,680,542	142,207,160
Fidelity Series Emerging Markets Fund (c)	16,321,055	138,076,123
Fidelity Series Emerging Markets Opportunities Fund (c)	31,900,431	552,834,466
Fidelity Series International Growth Fund (c)	23,481,596	402,239,737
Fidelity Series International Small Cap Fund (c)	4,681,749	79,402,465
Fidelity Series International Value Fund (c)	34,346,894	400,828,258
Fidelity Series Overseas Fund (c)	30,861,443	400,272,914
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,990,801,505)		2,115,861,123

Bond Funds - 7.2%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	534,514	4,094,377
Fidelity Series Emerging Markets Debt Fund (c)	3,251,167	25,196,543
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	875,554	8,203,938
Fidelity Series Floating Rate High Income Fund (c)	507,486	4,582,595
Fidelity Series High Income Fund (c)	3,049,001	25,642,098
Fidelity Series International Credit Fund (c)	30,432	242,847
Fidelity Series Investment Grade Bond Fund (c)	393,409	3,973,435
Fidelity Series Long-Term Treasury Bond Index Fund (c)	49,486,359	289,990,066
Fidelity Series Real Estate Income Fund (c)	523,876	4,971,582
TOTAL BOND FUNDS (Cost $434,341,484)		366,897,481

Short-Term Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (d)	11,072,767	11,074,982
Fidelity Series Government Money Market Fund 5.43% (c)(e)	62,493,087	62,493,087
Fidelity Series Short-Term Credit Fund (c)	85,740	844,539
TOTAL SHORT-TERM FUNDS (Cost $74,390,232)		74,412,608

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,796,182,771)	5,090,242,818
NET OTHER ASSETS (LIABILITIES) - 0.0%	(35,937)
NET ASSETS - 100.0%	5,090,206,881

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,020	Mar 2024	115,148,438	3,603,999	3,603,999
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,624	Mar 2024	176,648,063	3,778,281	3,778,281
CBOT Long Term U.S. Treasury Bond Contracts (United States)	204	Mar 2024	25,487,250	1,845,293	1,845,293

TOTAL PURCHASED					9,227,573

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	168	Mar 2024	40,488,000	(1,344,220)	(1,344,220)
ICE MSCI EAFE Index Contracts (United States)	30	Mar 2024	3,378,600	(17,732)	(17,732)
ICE MSCI Emerging Markets Index Contracts (United States)	707	Mar 2024	36,541,295	(1,613,505)	(1,613,505)

TOTAL SOLD					(2,975,457)

TOTAL FUTURES CONTRACTS					6,252,116
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,684,068.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	6,460,156	83,403,800	78,788,974	278,170	-	-	11,074,982	0.0%
Total	6,460,156	83,403,800	78,788,974	278,170	-	-	11,074,982

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3,744,262	806,188	264,270	130,185	(673)	(191,130)	4,094,377
Fidelity Series All-Sector Equity Fund	73,315,943	15,690,215	10,251,664	4,110,562	401,615	10,206,510	89,362,619
Fidelity Series Blue Chip Growth Fund	201,918,319	37,932,580	52,159,250	1,318,442	895,760	59,364,743	247,952,152
Fidelity Series Canada Fund	119,321,128	31,149,379	17,846,858	4,629,831	2,464,325	7,119,186	142,207,160
Fidelity Series Commodity Strategy Fund	28,774,854	10,372,511	4,145,404	1,404,462	(376,777)	(1,801,252)	32,823,932
Fidelity Series Emerging Markets Debt Fund	20,340,071	4,972,252	1,423,402	1,081,487	5,583	1,302,039	25,196,543
Fidelity Series Emerging Markets Debt Local Currency Fund	6,937,721	1,546,180	483,957	397,368	26,264	177,730	8,203,938
Fidelity Series Emerging Markets Fund	76,787,005	63,031,111	7,083,302	3,229,277	310,293	5,031,016	138,076,123
Fidelity Series Emerging Markets Opportunities Fund	485,252,629	82,213,728	42,186,068	15,054,856	(15,100)	27,569,277	552,834,466
Fidelity Series Floating Rate High Income Fund	3,798,459	988,597	277,305	312,783	7,898	64,946	4,582,595
Fidelity Series Government Money Market Fund 5.43%	41,101,270	35,450,718	14,058,901	1,941,694	-	-	62,493,087
Fidelity Series Growth Company Fund	376,695,683	81,972,785	81,896,088	14,014,303	(1,118,858)	87,232,136	462,885,658
Fidelity Series High Income Fund	20,506,716	5,835,599	1,422,265	1,128,800	16,582	705,466	25,642,098
Fidelity Series International Credit Fund	235,906	8,847	8,025	8,846	102	6,017	242,847
Fidelity Series International Growth Fund	315,303,107	80,491,745	24,984,870	5,030,590	2,425,748	29,004,007	402,239,737
Fidelity Series International Small Cap Fund	86,077,784	16,295,503	25,794,498	2,618,810	(6,527,871)	9,351,547	79,402,465
Fidelity Series International Value Fund	314,476,906	87,248,135	35,185,185	12,533,358	2,973,875	31,314,527	400,828,258
Fidelity Series Intrinsic Opportunities Fund	76,100,455	32,195,795	11,525,719	18,087,827	(1,367,759)	(3,186,984)	92,215,788
Fidelity Series Investment Grade Bond Fund	992,041	3,049,158	189,401	69,964	385	121,252	3,973,435
Fidelity Series Large Cap Stock Fund	353,763,962	80,177,047	39,033,301	21,625,107	4,975,698	35,247,473	435,130,879
Fidelity Series Large Cap Value Index Fund	110,855,916	28,297,608	10,344,376	5,356,955	1,163,186	6,328,391	136,300,725
Fidelity Series Long-Term Treasury Bond Index Fund	237,347,413	84,532,492	20,477,606	6,217,201	(226,346)	(11,185,887)	289,990,066
Fidelity Series Opportunistic Insights Fund	224,522,733	37,577,878	35,534,768	2,755,507	863,510	46,090,903	273,520,256
Fidelity Series Overseas Fund	314,994,170	81,540,201	25,888,330	6,400,031	3,416,550	26,210,323	400,272,914
Fidelity Series Real Estate Income Fund	6,970,083	1,386,474	3,399,981	339,838	(210,690)	225,696	4,971,582
Fidelity Series Short-Term Credit Fund	762,518	93,639	28,520	18,324	700	16,202	844,539
Fidelity Series Small Cap Core Fund	-	705,986	65,011	11,715	4,411	94,547	739,933
Fidelity Series Small Cap Discovery Fund	32,297,039	8,702,220	6,188,969	1,156,761	23,969	4,549,335	39,383,594
Fidelity Series Small Cap Opportunities Fund	108,526,122	26,609,869	12,201,827	1,306,437	620,899	16,444,001	139,999,064
Fidelity Series Stock Selector Large Cap Value Fund	247,022,816	60,988,423	26,664,358	13,605,742	1,931,272	20,993,365	304,271,518
Fidelity Series Value Discovery Fund	220,424,909	63,121,373	21,921,191	12,286,832	1,848,917	6,327,412	269,801,420
	4,109,167,940	1,064,984,236	532,934,670	158,183,895	14,533,468	414,732,794	5,070,483,768

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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